Inx Token Warrant Liability - Schedule INX Token of Warrant Liability Composition (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
INX Token warrant liability:
Warrants granted to employees, advisors and service providers	$ 660	$ 1,240